Consolidated Statements of Comprehensive Income/(Loss) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Contract revenue	$ 2,090	$ 9,979	$ 8,341
Grant revenue	13,528	7,409	3,427
Total revenue	15,618	17,388	11,768
Operating expenses:
General and administrative expenses	(60,991)	(57,199)	(49,440)
Research and development expenses	(152,433)	(110,471)	(81,859)
Operating income/(loss)	(197,807)	(150,282)	(119,531)
Other income/(expense):
Gain on deconsolidation of subsidiary	27,251	0	0
Gain/(loss) on investment held at fair value	(32,060)	179,316	232,674
Realized loss on sale of investments	(29,303)	(20,925)	(54,976)
Other income/(expense)	8,131	1,592	1,035
Other income/(expense)	(25,981)	159,983	178,732
Finance income/(costs):
Finance income	5,799	214	1,183
Finance costs – contractual	(3,939)	(4,771)	(2,946)
Finance income/(costs) – fair value accounting	137,063	9,606	(4,351)
Net finance income/(costs)	138,924	5,050	(6,115)
Share of net loss of associates accounted for using the equity method	(27,749)	(73,703)	(34,117)
Gain on dilution of ownership interest in associate	28,220	0	0
Impairment of investment in associate	(8,390)	0	0
Income/(loss) before taxes	(92,783)	(58,953)	18,969
Taxation	55,719	(3,756)	(14,401)
Income/(Loss) for the year	(37,065)	(62,709)	4,568
Other comprehensive income/(loss):
Equity-accounted associate – share of other comprehensive income (loss)	(166)	0	469
Reclassification of foreign currency differences on dilution of interest	(213)	0	0
Total other comprehensive income/(loss)	(379)	0	469
Total comprehensive income/(loss) for the year	(37,444)	(62,709)	5,037
Income/(loss) attributable to:
Owners of the Company	(50,354)	(60,558)	5,985
Non-controlling interests	13,290	(2,151)	(1,417)
Comprehensive income/(loss) attributable to:
Owners of the Company	(50,733)	(60,558)	6,454
Non-controlling interests	$ 13,290	$ (2,151)	$ (1,417)
Earnings/(loss) per share:
Basic earnings/ (loss) per share (in dollars per share)	$ (0.18)	$ (0.21)	$ 0.02
Diluted earnings/ (loss) per share (in dollars per share)	$ (0.18)	$ (0.21)	$ 0.02